Annual Total Returns (Vanguard Small-Cap Index Fund - Admiral Shares Participant:) (Vanguard Small-Cap Index Fund, Vanguard Small-Cap Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Annual Total Return
2014	7.50%
2013	37.81%
2012	18.24%
2011	(2.69%)
2010	27.89%
2009	36.33%
2008	(36.00%)
2007	1.24%
2006	15.77%
2005	7.49%